Debt Facilities - Fair Value of Debt Facilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Mortgage and loans payable	$ 1,461,954	$ 916,602
Convertible debt	0	151,997
Senior notes	4,033,985	3,954,000
Revolving credit facility	$ 0	$ 325,617